Share-based payments - Schedule of Stock Options Outstanding and Exercisable (Details)	12 Months Ended
	Apr. 03, 2022 shares $ / shares	Mar. 28, 2021 shares	Mar. 29, 2020 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding (in shares)	2,722,690	2,498,973	1,794,377
Weighted average remaining life in years, options outstanding	7 years 6 months
Number of options exercisable (in shares)	1,034,458
Weighted average remaining life in years, options exercisable	5 years 10 months 24 days
$0.02
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 0.02
Number of options outstanding (in shares)	62,271
Weighted average remaining life in years, options outstanding	2 years
Number of options exercisable (in shares)	62,271
Weighted average remaining life in years, options exercisable	2 years
$0.25
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 0.25
Number of options outstanding (in shares)	55,248
Weighted average remaining life in years, options outstanding	2 years 4 months 24 days
Number of options exercisable (in shares)	55,248
Weighted average remaining life in years, options exercisable	2 years 4 months 24 days
$1.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 1.79
Number of options outstanding (in shares)	44,307
Weighted average remaining life in years, options outstanding	2 years 10 months 24 days
Number of options exercisable (in shares)	44,307
Weighted average remaining life in years, options exercisable	2 years 10 months 24 days
$4.62
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 4.62
Number of options outstanding (in shares)	22,221
Weighted average remaining life in years, options outstanding	4 years
Number of options exercisable (in shares)	22,221
Weighted average remaining life in years, options exercisable	4 years
$8.94
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 8.94
Number of options outstanding (in shares)	124,444
Weighted average remaining life in years, options outstanding	4 years 9 months 18 days
Number of options exercisable (in shares)	124,444
Weighted average remaining life in years, options exercisable	4 years 9 months 18 days
$23.64
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 23.64
Number of options outstanding (in shares)	42,576
Weighted average remaining life in years, options outstanding	5 years 4 months 24 days
Number of options exercisable (in shares)	42,576
Weighted average remaining life in years, options exercisable	5 years 4 months 24 days
$30.73
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 30.73
Number of options outstanding (in shares)	48,730
Weighted average remaining life in years, options outstanding	5 years 2 months 12 days
Number of options exercisable (in shares)	48,730
Weighted average remaining life in years, options exercisable	5 years 2 months 12 days
$31.79
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 31.79
Number of options outstanding (in shares)	35,622
Weighted average remaining life in years, options outstanding	5 years 7 months 6 days
Number of options exercisable (in shares)	35,622
Weighted average remaining life in years, options exercisable	5 years 7 months 6 days
$33.97
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 33.97
Number of options outstanding (in shares)	755,909
Weighted average remaining life in years, options outstanding	8 years 2 months 12 days
Number of options exercisable (in shares)	100,380
Weighted average remaining life in years, options exercisable	8 years 2 months 12 days
$45.34
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 45.34
Number of options outstanding (in shares)	47,244
Weighted average remaining life in years, options outstanding	7 years 2 months 12 days
Number of options exercisable (in shares)	19,605
Weighted average remaining life in years, options exercisable	7 years 2 months 12 days
$46.38
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 46.38
Number of options outstanding (in shares)	8,573
Weighted average remaining life in years, options outstanding	7 years 7 months 6 days
Number of options exercisable (in shares)	2,857
Weighted average remaining life in years, options exercisable	7 years 7 months 6 days
$48.21
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 48.21
Number of options outstanding (in shares)	11,045
Weighted average remaining life in years, options outstanding	9 years 4 months 24 days
Number of options exercisable (in shares)	0
Weighted average remaining life in years, options exercisable	0 years
$48.93
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 48.93
Number of options outstanding (in shares)	662,875
Weighted average remaining life in years, options outstanding	9 years 2 months 12 days
Number of options exercisable (in shares)	0
Weighted average remaining life in years, options exercisable	0 years
$50.00
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 50.00
Number of options outstanding (in shares)	250,000
Weighted average remaining life in years, options outstanding	8 years 2 months 12 days
Number of options exercisable (in shares)	62,500
Weighted average remaining life in years, options exercisable	8 years 2 months 12 days
$63.03
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 63.03
Number of options outstanding (in shares)	373,674
Weighted average remaining life in years, options outstanding	7 years
Number of options exercisable (in shares)	280,246
Weighted average remaining life in years, options exercisable	7 years
$83.53
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (in CAD per share) | $ / shares	$ 83.53
Number of options outstanding (in shares)	177,951
Weighted average remaining life in years, options outstanding	6 years 2 months 12 days
Number of options exercisable (in shares)	133,451
Weighted average remaining life in years, options exercisable	6 years 2 months 12 days